Mineral Licenses, Net (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Mineral Licenses

Mineral licenses, net are comprised of the following:

	December 31, 2013	December 31, 2012
Coal deposits	3,792,326	3,917,536
Iron ore deposits	83,868	91,376
Limestone deposits	2,645	2,851
Quartzite deposits	286	307

Mineral licenses before depletion	3,879,125	4,012,070
Accumulated depletion	(608,107)	(556,950)

Mineral licenses, net	3,271,018	3,455,120